RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	$ 357		$ 381	$ 299	$ 299
Provision	6	$ 28	11	82	113
Charge-offs, net of recoveries	(20)	(18)	(39)	(62)	(56)
Foreign currency translation and other	(8)	3	(18)	(15)	(10)
Ending Balance	335	339	335	339	381
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	182		174	159	159
Provision	(3)	6	4	23	27
Charge-offs, net of recoveries	0	(4)	(3)	(5)	(14)
Foreign currency translation and other	(6)	6	(2)	(1)	11
Ending Balance	$ 173	167	$ 173	167	174
Adoption of ASC 326 | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance				35	35
Adoption of ASC 326 | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance				(9)	(9)
Adjusted Balance | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		326		334	334
Adjusted Balance | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		$ 159		$ 150	$ 150